Reorganization, Basis of Presentation and Going Concern (Tables)	6 Months Ended
Jun. 30, 2025
Reorganization, Basis of Presentation and Going Concern [Abstract]
Schedule of Subsidiary

Upon completion of the Reorganization and as of the date of issue of these consolidated financial statements, the Company only has one subsidiary as follow:

	Date and place of incorporation	Issued share	Principal	Percentage of shareholding %
Company	and operation	capital	activities	Direct	Indirect
Agroz Group Sdn. Bhd. (“Agroz Group”)	November 20, 2020 Malaysia	1,000	Offering farm solutions, and selling fresh produce from the CEA vertical farms	100%	–

Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted	New and revised IFRSs that are not yet effective and have not been early adopted
Effective for accounting periods beginning on or after
Amendment to IAS 21 - Lack of Exchangeability	January 1, 2025
Amendments to IFRS 7 and IFRS 9 - Classification and Measurements of Financial Instruments	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 - Subsidiaries without Public Accountability Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture	will be determined at a future date